Share Capital (Details) - Schedule of stock option activities - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Schedule Of Stock Option Activities Abstract
Number of Options, Outstanding beginning	1,000,000
Weighted Average Exercise Price, Outstanding beginning	$ 2.5
Number of Options, Granted	4,850,000	1,000,000
Weighted Average Exercise Price, Granted	$ 0.29	$ 2.5
Number of Options, Terminated / Exercised / Expired
Weighted Average Exercise Price, Terminated / Exercised / Expired
Number of Options, Outstanding ending	5,850,000	1,000,000
Weighted Average Exercise Price, Outstanding ending	$ 0.67	$ 2.5
Number of Options, Options exercisable	50,000
Weighted Average Exercise Price, Options exercisable	$ 0.4
Number of Options, Options expected to vest	5,800,000	1,000,000
Weighted Average Exercise Price, Options expected to vest	$ 0.67